UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the quarterly distribution period from May 25, 2006 to August 25, 2006

Commission File Number of issuing entity: 333-132039-01

Goal Capital Funding Trust 2006-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-132039

Goal Capital Funding, LLC

(Exact name of depositor as specified in its charter)

Goal Financial, LLC

(Exact name of sponsor as specified in its charter)

Delaware	51-6575337
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

9477 Waples Street, Suite 100 San Diego, California	92121
(Address of principal executive offices of issuing entity)	(Zip Code)

(858) 320-6799

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Title of Class	Registered/reported pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
Student Loan Asset Backed Notes, Series 2006-1, Class A-1 Notes, Class A-2 Notes, Class A-3 Notes, Class A-4 Notes, Class A-5 Remarketable Reset Rate Notes, Class A-6 Notes and Class B Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth in Exhibit 99.1.

PART II – OTHER INFORMATION

ITEM 7 – Significant Enhancement Provider Information.

The consolidated financial statements of Barclays PLC and Barclays Bank PLC are incorporated herein by reference from the report on Form 6-K filed by Barclays PLC (File No. 001-09246) with the Securities and Exchange Commission (“SEC”) on August 3, 2006. You should be aware that any such financial statements may be modified or superseded by a document filed with the SEC at a later date. You should not assume that information concerning Barclays PLC or Barclays Bank PLC is accurate as of any other date than the date that such Form 6-K was filed with the SEC.

The Department of Education has posted reserve ratios at its website, http://www.fp.ed.gov/PORTALSWebApp/fp/whatsnew.jsp, for Great Lakes Higher Education Guaranty Corporation (“GLHEGC”) for federal fiscal years 2003, 2004 and 2005 of 1.168%, .646% and .578% respectively. GLHEGC believes the Department of Education has not calculated the reserve ratio in accordance with the Higher Education Act and that the correct reserve ratios are 1.29%, .99% and .83%, respectively. In accordance with Section 428(c)(9) of the Higher Education Act, the reserve ratios GLHEGC believes to be correct do not include loans transferred from the former Higher Education Assistance Foundation, Northstar Guarantee Inc., Ohio Student Aid Commission or Puerto Rico Higher Education Assistance Corporation.

ITEM 9 – Exhibits

(a)	Documents filed as part of this report.

Exhibit 99.1	August 25, 2006 Quarterly Statement to Noteholders

(b)	Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 99.1	Quarterly Statement to Noteholders

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: September 5, 2006

Goal Capital Funding, LLC (Depositor)

By:	/s/ Seamus Garland
Name:	Seamus Garland
Title:	Secretary